Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consisted of the following.

($ millions)	2021	2020
Gross deferred income tax assets
Regulatory liabilities	560	527
Tax loss and credit carryforwards	556	494
Employee future benefits	169	175
Other	91	116
	1,376	1,312
Valuation allowance	(23)	(22)
Net deferred income tax asset	1,353	1,290

Gross deferred income tax liabilities
PPE	(4,571)	(4,253)
Regulatory assets	(283)	(263)
Intangible assets	(126)	(118)
	(4,980)	(4,634)
Net deferred income tax liability	(3,627)	(3,344)

Unrecognized Tax Benefits

($ millions)	2021	2020
Beginning of year	33	36
Additions related to current year	2	3
Adjustments related to prior years (1)	(33)	(6)
End of year	2	33

(i)    UNS Energy received approval from the Internal Revenue Service to change its accounting method related to an uncertain tax position which resulted in a decrease in uncertain tax benefits..

Unrecognized tax benefits, if recognized, would reduce income tax expense by $1 million in 2021. Fortis has not recognized interest expense in 2021 and 2020 related to unrecognized tax benefits.

Income Tax Expense

($ millions)	2021	2020
Canadian
Earnings before income tax expense	427	333

Current income tax	84	20
Deferred income tax	(35)	(16)
Total Canadian	49	4

Foreign
Earnings before income tax expense	1,212	1,287

Current income tax	3	(15)
Deferred income tax	182	242
Total Foreign	185	227
Income tax expense	234	231

Income tax expense differs from the amount that would be expected to be generated by applying the enacted combined Canadian federal and provincial statutory income tax rate to earnings before income tax expense.
22. INCOME TAXES (cont'd)

The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

($ millions, except as indicated)	2021	2020
Earnings before income tax expense	1,639	1,620
Combined Canadian federal and provincial statutory income tax rate (%)	30.0	30.0
Expected federal and provincial taxes at statutory rate	492	486
Decrease resulting from:
Foreign and other statutory rate differentials	(157)	(145)
AFUDC	(16)	(20)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(47)	(56)
Items capitalized for accounting purposes but expensed for income tax purposes	(13)	(26)
Other	(25)	(8)
Income tax expense	234	231
Effective tax rate (%)	14.3	14.3

Income Tax Carryforwards
($ millions)	Expiring Year	2021
Canadian
Capital loss	n/a	15
Non-capital loss	2028-2041	308
Other tax credits	2026-2041	2
		325
Unrecognized		(15)
		310
Foreign
Federal and state net operating loss	2022-2041	3,070
Other tax credits	2023-2041	90
		3,160
Total income tax carryforwards recognized		3,470

The Corporation and certain of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Corporation is subject to potential income tax compliance examinations include the United States (Federal, Arizona, Kansas, Iowa, Michigan, Minnesota and New York) and Canada (Federal, British Columbia and Alberta). The Corporation's 2013 to 2021 taxation years are still open for audit in Canadian jurisdictions, and its 2011 to 2021 taxation years are still open for audit in United States jurisdictions.